CHANGES IN EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Changes In Equity
Schedule of issued capital

	2024		2023		2022
Shareholder	Millions of common shares	%	Millions of common shares	%	Millions of common shares	%
Interbrew International B.V.	8,441.7	53.6%	8,441.7	53.6%	8,441.8	53.6%
Ambrew S.A.R.L.	1,287.7	8.2%	1,287.7	8.2%	1,287.7	8.2%
Fundação Zerrenner	1,610.0	10.2%	1,610.0	10.2%	1,610.0	10.2%
Market (free float)	4,388.4	27.9%	4,410.0	28.0%	4,402.2	27.9%
Treasury shares	29.8	0.2%	4.4	0.0%	8.5	0.1%
	15,757.6	100.0%	15,753.8	100.0%	15,750.2	100.0%

		2024		2023		2022
	Millions common shares	Millions Reais	Millions common shares	Millions Reais	Millions common shares	Millions Reais

Opening balance	15,753.8	58,177.9	15,750.2	58,130.5	15,744.4	58,042.5
Capital increase (i)	3.8	48.1	3.6	47.4	5.8	88.0
Balance at the end of the period	15,757.6	58,226.0	15,753.8	58,177.9	15,750.2	58,130.5

(i)	Capital increase related to the issue of shares, under with share-based payment programs.

Schedule of capital reserves

	Capital Reserves
	Treasury shares	Share Premium	Other capital reserves	Share-based Payments	Total

At January 1, 2022	(1,037.8)	53,662.8	700.9	1,861.3	55,187.2
Capital increase to grants of shares	-	-	-	(64.2)	(64.2)
Purchases of shares, results from treasury shares and share-based payments	(35.6)	-	-	252.4	216.8
At December 31, 2022	(1,073.4)	53,662.8	700.9	2,049.5	55,339.8
Capital increase to grants of shares	-	-	-	(32.9)	(32.9)
Share buybacks, results from treasury shares and share-based payments	61.6	-	-	111.2	172.8
At December 31, 2023	(1,011.8)	53,662.8	700.9	2,127.8	55,479.7
Gains/(losses) of controlling interest	-	-	-	2.0	2.0
Share buybacks, results from treasury shares and share-based payments	(320.9)	-	-	175.7	(145.2)
At December 31, 2024	(1,332.7)	53,662.8	700.9	2,305.5	55,336.5

Schedule of treasury shares

	Acquisition/(Realization of shares)		Results from Treasury Shares	Total Treasury Shares
	Millions shares	Millions Brazilian Reais	Millions shares	Millions Brazilian Reais
At January 1, 2022	5.8	(98.3)	(939.5)	(1,037.8)
Changes during the year	2.7	(33.5)	(2.1)	(35.6)
At December 31, 2022	8.5	(131.8)	(941.6)	(1,073.4)
Changes during the year	(4.1)	68.8	(7.2)	61.6
At December 31, 2023	4.4	(63.0)	(948.8)	(1,011.8)
Changes during the year	25.4	(302.7)	(18.3)	(321.0)
At December 31, 2024	29.8	(365.7)	(967.1)	(1,332.8)

Schedule of net income reserves

	Profit reserves
	Investments reserve	Legal reserve	Fiscal incentive	Total
At January 1, 2022	18,359.2	4.5	12,827.9	31,191.6
Fiscal incentives reserve	-	-	2,018.7	2,018.7
Investments reserve	3,696.7	-	-	3,696.7
At December 31, 2022	22,055.9	4.5	14,846.6	36,907.0
Fiscal incentives reserve	-	-	2,552.7	2,552.7
Investments reserve	3,730.2	-	-	3,730.2
At December 31, 2023	25,786.1	4.5	17,399.3	43,189.9
Fiscal incentives reserve	-	-	108.1	108.1
Investments reserve	10,339.1	-	-	10,339.1
At December 31, 2024	36,125.2	4.5	17,507.4	53,637.1

Schedule of interest on shareholders' equity and dividends

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors’ Meeting	12/11/2024	Dividends	1/7/2025	2024	ON	0.4228	6,653.2
Board of Directors’ Meeting	12/11/2024	Interest on capital	12/30/2024	2024	ON	0.2448	3,852.2
							10,505.4

Distribution of IOC and dividends: a meeting of the Board of Directors held on December 11, 2024, approved the distribution of IOC at a rate of R$0.2448 per share of the Company, in addition to dividends at a rate of R$0.4228 per share of the Company, based on the available balances in the extraordinary balance sheet of November 30, 2024, which were treated as part of the mandatory minimum dividends for the same fiscal year.

The distribution of IOC is taxed in accordance with the current legislation in Brazil, resulting in the net distribution of R$0.2081 per share of the Company, except for corporate shareholders who are exempt under Article 5 of Law No. 11,053/04, with the amendments introduced by Law No. 11,196/05.

The payment of IOC was made on December 30, 2024, based on the shareholder position as at December 19, 2024 regarding B3, and December 23, 2024 regarding the NYSE, without any monetary correction.

The payment of dividends was made on January 7, 2025

Events during the year ended 2023:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	12/12/2023	Interest on capital	12/28/2023	2023	ON	0.7302	11,500.2
							11,500.2

Distribution of IOC: the meeting held on December 12, 2023 approved the distribution of IOC in the amount of R$0.7302 per share, based on the available balances in the Company’s extraordinary balance sheet dated as at November 30, 2023, which were treated as part of the minimum mandatory dividends for the same fiscal year. The IOC distribution was taxed pursuant to the applicable law in Brazil, resulting in a net IOC distribution of R$0.6207 per share, except for corporate shareholders that are immune or exempt pursuant to Article 5 of Law 11,053/04, as amended by Law No. 11,196/05.

The payment was made on December 28, 2023, based on the shareholding position of December 19, 2023 with respect to B3, and December 26, 2023 with respect to the NYSE, without any monetary adjustment.

Events during the year ended 2022:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	12/06/2022	Interest on capital	12/29/2022	2022	ON	0.7623	11,999.8
							11,999.8

Schedule of basis of dividends

	2024	2023	2022
Net income, attributable to the equity holders of Ambev	14,437.2	14,501.9	14,457.9
Statute-barred /(additional) dividends	22.2	-	20.9
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	11.8	11.8	11.8
Effects of the application of IAS 29 (hyperinflation)	6,481.3	3,269.4	3,224.4
Retained earnings basis for dividends and destinations	20,952.5	17,783.1	17,715.0

Dividends and interest on capital distributed and accrued for distribution based on the net income for the year
Dividends and interest on capital paid based on the profit for the year	10,505.4	11,500.2	11,999.8
Total of dividends and interest on capital	10,505.4	11,500.2	11,999.8
Percentage of profits distributed	50%	65%	68%

Schedule of Carrying value adjustments

	Carrying value adjustments
	Translation reserves	Cash flow hedge	Actuarial gains/ (losses)	Put options granted on subsidiary	Gains/(losses) of non-controlling interest’s share	Other movements	Business combination	Accounting adjustments for transactions between shareholders	Total

At January 1, 2022	13,526.2	1,225.3	(1,131.5)	(6.7)	(63.5)	(58.2)	156.1	(75,426.0)	(61,778.3)
Comprehensive income:
Gains/(losses) on cumulative translation adjustments (“CTA”)	(6,772.2)	-	-	-	-	-	-	-	(6,772.2)
Cash flow hedges	-	(316.7)	-	-	-	-	-	-	(316.7)
Actuarial gains/(losses)	-	-	466.5	-	-	-	-	-	466.5
Total comprehensive income	(6,772.2)	(316.7)	466.5	-	-	-	-	-	(6,622.4)
Gains/(losses) of controlling interest	-	-	-	-	(2.8)	-	-	-	(2.8)
Taxes on deemed dividends	-	-	-	-	-	(6.2)	-	-	(6.2)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2022	6,754.0	908.6	(665.0)	(6.7)	(66.3)	(64.4)	156.1	(75,437.8)	(68,421.5)
Comprehensive income:
Gains/(losses) on cumulative translation adjustments (“CTA”)	(9,212.4)	-	-	-	-	-	-	-	(9,212.4)
Cash flow hedges	-	(210.8)	-	-	-	-	-	-	(210.8)
Actuarial gains/(losses)	-	-	(13.2)	-	-	-	-	-	(13.2)
Total comprehensive income	(9,212.4)	(210.8)	(13.2)	-	-	-	-	-	(9,436.4)
Options granted on subsidiaries	-	-	-	6.7	-	-	-	-	6.7
Gains/(losses) of controlling interest	-	-	-	-	(2.6)	-	-	-	(2.6)
Taxes on deemed dividends	-	-	-	-	-	(12.4)	-	-	(12.4)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2023	(2,458.4)	697.8	(678.2)	(0.0)	(68.9)	(76.8)	156.1	(75,449.6)	(77,878.0)
Comprehensive income:
Gains/(losses) on cumulative translation adjustments (“CTA”)	8,194.7	-	-	-	-	-	-	-	8,194.7
Cash flow hedges	-	551.6	-	-	-	-	-	-	551.6
Actuarial gains/(losses)	-	-	76.9	-	-	-	-	-	76.9
Total comprehensive income	8,194.7	551.6	76.9	-	-	-	-	-	8,823.2
Gains/(losses) of controlling interest	385.7	(0.6)	(1.2)	-	142.7	-	-	-	526.6
Taxes on deemed dividends	-	-	-	-	-	(17.3)	-	-	(17.3)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2024	6,122.0	1,248.8	(602.5)	-	73.8	(94.1)	156.1	(75,461.4)	(68,557.3)